Schedule of Investments (unaudited) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Shares		Value

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		123,933		$55,770

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(b)		309,827,230		3,098

Electrical Equipment — 0.0%
SunPower Corp.(a)		1,860		42,855

Metals & Mining — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $214,007)(b)(c)		6,099		744

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(a)		232		5,515

Software — 0.0%
Avaya Holdings Corp.(a)		66	(d)	105

Specialty Retail — 0.1%
NMG Parent LLC		3,613		611,200

Total Common Stocks — 0.1% (Cost: $5,728,234)				719,287

		Par (000)

Corporate Bonds

Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(e)	USD	1,195		1,181,281

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(e)		446		436,737

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(e)		118		103,840

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(e)		250		203,990

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(e)		119		111,860

Chemicals(e) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		51		42,330
WR Grace Holdings LLC, 5.63%, 08/15/29		388		291,000

				333,330

Construction Materials — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(e)		1,028		616,800

Diversified Telecommunication Services(e) — 0.1%
Lumen Technologies, Inc., 5.38%, 06/15/29		398		295,779
Zayo Group Holdings, Inc., 6.13%, 03/01/28		251		176,096

				471,875

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(e)		144		116,640
Texas Competitive Electric Holdings, 1.00%, 11/10/21(a)(b)(f)		1,710		—

				116,640

Security		Par (000)	Value

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(e)	USD	901	$725,305

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 3.88%, 11/01/29(e)		374	303,763

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(e)		384	289,920

Hotels, Restaurants & Leisure(e) — 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	297,992
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		381	289,356

			587,348

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(e)		357	307,659

Internet Software & Services(e) — 0.2%
Expedia Group, Inc., 6.25%, 05/01/25		337	339,199
Uber Technologies, Inc., 4.50%, 08/15/29		381	320,278

			659,477

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(e)		1,203	837,962

Media(e) — 0.2%
Liberty Broadband Corp., 2.75%, 09/30/50		513	491,825
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)		225	87,510
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		573	469,992

			1,049,327

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., 6.63%, 09/01/30		619	628,285

Real Estate Management & Development — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(e)		265	191,131

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(e)		138	129,862

Total Corporate Bonds — 2.1% (Cost: $10,911,181)			9,286,392

Floating Rate Loan Interests(h)

Aerospace & Defense — 3.4%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		2,854	2,495,547
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		580	507,568
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.00%, 10/31/26		709	684,220
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29		374	357,170
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 8.63%, 04/09/26(b)		764	588,496

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29	USD	1,699	$1,602,718
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		5,715	5,406,299
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 01/15/25		988	975,450
TransDigm, Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25		2,527	2,416,961

			15,034,429

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		580	528,653
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26		415	364,125
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		963	819,375

			1,712,153

Airlines — 3.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		1,636	1,581,750
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		2,042	1,938,445
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 01/29/27		276	253,241
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.82%, 12/15/23		1,557	1,534,893
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.83%, 06/27/25		1,253	1,213,337
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27		3,282	3,289,637
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		3,698	3,522,567

			13,333,870

Auto Components — 2.4%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/10/28		815	767,338
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		3,646	3,440,894
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28		25	21,841
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24		3,740	3,634,105
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 6.92%, 12/02/26		214	205,575
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 02/05/26		2,579	2,384,371

			10,454,124

Security		Par (000)	Value

Banks — 0.8%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27	USD	2,433	$2,260,490
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28		1,609	1,446,704

			3,707,194

Beverages — 0.8%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		1,179	1,066,933
Term Loan, (3 mo. SOFR + 3.25%, 0.50% Floor), 6.90%, 01/24/29		2,535	2,318,425

			3,385,358

Building Materials — 0.1%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		267	218,387

Building Products — 2.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/23/27		1,470	1,274,081
CPG International LLC, 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 4.09%, 04/28/29(b)		800	770,000
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 07/28/28		821	760,186
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3 mo. EURIBOR + 3.67%), 4.87%, 04/12/28	EUR	854	668,461
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFR + 6.00%, 0.50% Floor), 9.03%, 03/08/29(b)	USD	848	746,504
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28		1,617	1,566,267
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.93%, 12/31/26		3,180	2,895,746

			8,681,245

Capital Markets — 3.3%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29		2,698	2,415,141
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27		6,194	5,833,069
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(b)		1,806	1,742,790
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.69%, 11/12/27		1,518	1,446,294
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 06/27/25		615	607,222
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 06/30/28		1,474	1,423,924
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.32%, 04/12/24(b)		1,170	1,140,518

			14,608,958

Chemicals — 4.5%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		2,521	2,463,363

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 5.42%, 06/01/24	USD	696	$684,273
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 12/29/27		730	566,266
Discovery Purchaser Corp., 10/04/29(i)		1,328	1,211,800
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 01/31/26		1,987	1,969,744
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 06/30/27		1,395	1,261,252
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28		1,077	955,540
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 6.17%, 03/02/26		2,373	2,264,427
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/15/24		1,502	1,455,204
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 5.94%, 10/14/24		1,724	1,555,903
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.31%, 06/09/28		1,734	1,649,081
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 6.81%, 07/31/26(b)		703	665,757
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		1,057	979,585
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.80%, 08/02/28		1,649	1,561,128
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 10/01/25		159	149,339
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		537	501,370

			19,894,032

Commercial Services & Supplies — 4.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28		2,629	2,305,830
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29(b)		789	751,544
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.87%, 03/11/25		155	149,312
Asurion LLC
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 6.12%, 11/03/24		1,130	1,054,715
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 8.37%, 01/31/28		1,117	837,554
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 8.37%, 01/20/29		1,596	1,212,960
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 10/08/28		699	691,880
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		1,137	1,100,745
2021 Term Loan C, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		86	82,867
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 11/27/26		1,955	1,923,505

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.37%, 12/12/25	USD	2,545	$2,471,472
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 7.42%, 05/09/25		517	477,372
Packers Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.01%, 03/09/28		1,676	1,534,331
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.30%, 09/23/26		1,933	1,868,937
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 11.42%, 06/16/26		327	226,365
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		3,124	3,023,022
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 07/30/28		784	739,646

			20,452,057

Communications Equipment — 0.5%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29		2,521	2,228,255

Construction & Engineering — 1.9%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		3,718	3,226,883
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 01/21/28		1,045	1,012,271
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28		2,778	2,558,665
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 05/12/28		1,756	1,640,957

			8,438,776

Construction Materials — 1.8%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 5.58%, 07/27/28		4,109	3,919,216
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/29/25		2,384	2,285,087
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29		1,108	1,012,900
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.08%, 06/01/26		867	816,190

			8,033,393

Containers & Packaging — 1.6%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24		2,373	2,205,703
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27		2,284	2,163,066
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 07/31/26		617	586,195
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.65%, 08/18/27		1,180	1,033,476
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 6.30%, 09/15/28		90	84,896
2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28		1,007	952,160

			7,025,496

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/27	USD	1,197	$1,157,398
TMK Hawk Parent Corp.(b)
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 12.57%, 05/30/24		957	880,245
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.57%, 08/28/24		3,057	1,604,974

			3,642,617

Diversified Consumer Services — 2.9%
2U, Inc., Term Loan, (1 mo. LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/30/24		1,429	1,358,896
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		781	676,057
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/11/28		1,929	1,776,996
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/24/28		930	897,423
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 07/11/25		2,232	2,160,617
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (PRIME + 7.75%), 0.00%, 06/30/27		13	11,391
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 5.16%, 05/15/24		1,118	1,058,716
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.20%, 12/15/26		866	822,177
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 10/28/27		759	717,365
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 10.79%, 08/10/23		466	450,967
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 10.79%, 08/10/23		730	380,633
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		1,784	1,721,790
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 07/20/28		741	711,366

			12,744,394

Diversified Financial Services — 7.1%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26		1,024	971,623
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 5.56%, 03/10/28(b)		846	822,519
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 02/04/28		1,736	1,663,953
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(b)		3,554	3,225,321
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.04%, 10/22/26		2,329	2,247,249

Security		Par (000)	Value

Diversified Financial Services (continued)
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 09/01/28	USD	1,600	$1,542,753
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.33%, 12/01/28		670	586,250
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		1,733	1,565,465
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 7.67%, 02/07/25		906	843,483
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		3,270	3,109,300
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28		429	409,730
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 07/03/24		1,677	1,614,696
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		248	236,426
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28		603	574,903
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		510	444,216
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		2,183	2,014,307
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFR + 3.75%, 0.75% Floor), 6.87%, 02/08/28		733	644,046
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 5.67%, 11/05/28		1,340	1,306,500
SMG U.S. Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 5.62%, 01/23/25		420	399,242
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25		225	213,832
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		3,726	2,942,236
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27		1,470	1,420,191
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		1,232	1,150,505
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 5.32%, 04/30/28		1,617	1,541,001

			31,489,747

Diversified Telecommunication Services — 1.7%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 11/30/27		568	542,688
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.63%, 10/02/27		808	695,493
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28		1,982	1,838,521
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 11/04/26		1,928	1,871,247

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 03/01/27	USD	1,496	$1,418,931
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. SONIA + 3.25%), 4.97%, 01/15/27	GBP	1,000	991,731

			7,358,611

Electric Utilities — 0.9%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.57%, 12/15/27	USD	1,256	1,226,925
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28		3,224	2,889,067

			4,115,992

Electrical Equipment — 0.9%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 06/23/28(b)		1,533	1,417,581
AZZ, Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 7.08%, 05/13/29		329	268,052
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27		2,425	2,325,160

			4,010,793

Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.31%, 07/02/29		1,736	1,678,139

Environmental, Maintenance & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 09/07/27		1,973	1,919,200
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 11/02/27		1,214	1,144,866

			3,064,066

Equity Real Estate Investment Trusts (REITs) — 0.2%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 05/11/24		868	850,292

Food & Staples Retailing — 0.4%
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/13/26		829	803,710
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 11/22/28		980	954,098

			1,757,808

Food Products — 2.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/01/25		1,192	1,039,840
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 10/01/25		1,527	1,341,302
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27		2,750	2,497,047
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 01/29/27		3,560	3,352,539
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 6.37%, 02/05/26		402	384,374

Security		Par (000)	Value

Food Products (continued)
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28	USD	1,523	$1,446,754
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.15%, 01/20/28		685	663,628

			10,725,484

Gas Utilities — 0.7%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28		3,343	3,087,753

Health Care Equipment & Supplies — 1.7%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 11/01/28		2,196	2,077,360
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 05/04/28		767	746,187
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28		4,359	4,000,189
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.82%, 12/04/28(b)		651	598,710

			7,422,446

Health Care Providers & Services — 3.0%
CCRR Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 03/06/28		1,624	1,561,403
CHG Healthcare Services, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28		1,026	983,117
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27		1,446	1,359,824
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.87%, 1.00% Floor), 10.53%, 03/31/27		177	169,521
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27		1,182	513,933
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 7.42%, 02/18/27		1,673	1,514,001
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.50% Floor), 10.42%, 11/15/29		581	528,603
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.42%, 11/15/28(b)		536	500,452
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26		1,047	926,038
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28		874	798,454
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 02/14/25		52	47,961
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 12/11/26		2,539	2,221,625
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 5.37%, 04/28/29		337	335,260
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28		1,861	1,776,006

			13,236,198

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 07/24/26	USD	973	$882,911
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29(b)		611	580,450

			1,463,361

Health Care Technology — 3.1%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		2,884	2,578,043
Change Healthcare Holdings LLC, 2017 Term Loan B, (PRIME + 1.50%), 7.75%, 03/01/24		1,382	1,376,732
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 10/10/25		721	688,382
IQVIA, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 03/07/24		476	474,206
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28		4,170	3,838,777
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 07/24/26		1,693	1,538,749
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 04/02/29(b)		3,092	2,999,240

			13,494,129

Hotels, Restaurants & Leisure — 7.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 11/19/26		2,436	2,324,583
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME + 2.25%, 0.50% Floor), 5.90%, 05/24/29		101	99,687
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24		1,955	1,906,767
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 07/21/25		694	683,309
Carnival Corp., USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25		1,447	1,309,578
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 03/17/28		775	749,358
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28		574	565,131
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 6.67%, 03/08/24		3,882	2,929,404
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		4,134	3,828,475
Flutter Financing BV, 2022 USD Term Loan B, 07/29/28(i)		1,185	1,155,185
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 11/30/23		1,303	1,295,288
IRB Holding Corp., 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.87%, 02/05/25		1,577	1,521,476
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 5.88%, 05/03/29		1,487	1,426,670

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 03/13/28	USD	1,504	$1,437,349
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 5.91%, 04/14/29		816	791,068
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 5.89%, 07/21/26		1,113	1,069,093
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 5.37%, 02/08/27		2,055	1,961,870
Travelport Finance Luxembourg SARL
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor, 7.25% PIK), 6.21%, 02/28/25(g)		1,436	1,418,869
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 10.42%, 05/29/26		1,672	1,179,085
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28		901	811,514
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 08/03/28		2,268	2,093,804
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 05/30/25		534	519,090

			31,076,653

Household Durables — 1.6%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28		1,649	1,210,212
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		2,254	1,845,186
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 02/04/27		1,496	1,437,633
Snap One Holdings Corp., Term Loan B, (6 mo. LIBOR + 4.50%, 0.50% Floor), 7.38%, 12/08/28		1,078	978,119
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28		827	643,285
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 10/30/27		1,371	1,107,699

			7,222,134

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 03/03/28		535	506,775

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/25		502	487,713
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 5.12%, 08/12/26		704	674,440
Term Loan B9, (1 mo. LIBOR + 2.00%), 5.12%, 04/05/26		1,508	1,446,555

			2,608,708

Industrial Conglomerates — 2.2%
AVSC Holding Corp.(g)
2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor, 0.25% PIK), 6.39%, 03/03/25		1,397	1,219,364

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
AVSC Holding Corp.(g) (continued)
2020 Term Loan B3, (3 mo. LIBOR + 5.00%, 10.00% PIK), 9.34%, 10/15/26	USD	947	$957,753
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 5.56%, 09/29/28		1,735	1,595,727
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		679	676,929
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 10.42%, 07/28/28		1,089	938,359
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 6.87%, 07/30/27		1,900	1,822,766
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.30%, 03/02/27		2,442	2,318,895

			9,529,793

Insurance — 5.0%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		2,892	2,766,225
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27		3,798	3,593,345
Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		1,016	972,362
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.37%, 02/19/28		3,371	3,218,604
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27		1,408	1,330,218
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 02/12/27		882	833,698
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.77%, 04/25/25		2,854	2,740,681
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25		2,673	2,571,232
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 02/15/27		186	174,461
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(b)		1,363	1,315,217
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 12/31/25		788	744,769
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26		1,020	972,643
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		819	788,110

			22,021,565

Interactive Media & Services — 2.5%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 06/26/28		1,737	1,688,757
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/06/27		737	660,785
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.12%, 10/30/26		3,341	3,224,530

Security		Par (000)	Value

Interactive Media & Services (continued)
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 08/10/27	USD	734	$710,370
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26		5,077	4,743,826

			11,028,268

Internet & Direct Marketing Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (1 mo. SOFR CME + 3.50%, 0.75% Floor), 6.25%, 11/08/27		1,842	1,751,360
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 02/12/27(b)		368	322,245

			2,073,605

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27		1,771	1,722,814

IT Services — 7.1%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.83%, 11/24/28		1,440	1,303,200
2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27		767	705,007
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		2,042	1,931,047
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 10/30/26		2,182	2,107,649
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 4.37%, 09/21/28		1,687	1,628,196
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 9.63%, 06/04/29(b)		1,416	948,385
Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.63%, 06/02/28		3,382	2,528,123
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/28/28		2,049	1,971,047
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		4,990	4,738,782
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(b)		2,536	2,193,301
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 11.67%, 10/09/28		4,215	4,183,388
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 05/05/26		963	910,390
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 4.87%, 11/16/26		1,859	1,790,425
2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 12/01/28		2,608	2,521,306
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		1,046	977,636
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 03/31/28		975	944,374
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/02/26		218	214,621

			31,596,877

Leisure Products — 0.5%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 6.75%, 12/01/28		978	828,918

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products (continued)
MND Holdings III Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 06/19/24	USD	982	$949,172
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		345	336,075

			2,114,165

Life Sciences Tools & Services — 3.0%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/08/27		2,308	2,242,446
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27		3,320	3,090,297
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		2,655	2,591,745
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFR + 3.00%, 0.50% Floor), 5.55%, 10/19/27		1,495	1,445,255
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 11/15/28		3,417	3,254,467
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		662	645,737

			13,269,947

Machinery — 3.3%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 8.01%, 08/17/26		1,840	1,739,672
ASP Blade Holdings, Inc., Initial Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 10/13/28		274	239,437
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME + 2.50%, 0.50% Floor), 6.15%, 04/20/29		303	296,267
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.44%, 05/14/28		396	386,389
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/21/28		1,176	1,113,880
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.10%), 5.13%, 01/29/29		310	299,265
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27		2,230	2,159,675
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28		3,720	3,429,703
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.63%, 04/05/29		1,390	1,282,275
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		3,885	3,470,165
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 10/04/28		126	124,045

			14,540,773

Media — 12.9%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		1,087	1,019,770
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.26%, 01/31/26		1,559	1,455,827

Security		Par (000)		Value

Media (continued)
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(b)	USD	3,474		$3,143,748
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.00%), 5.76%, 04/22/26		1,511		1,178,135
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 05/03/28		1,033		1,012,917
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 04/30/25		2,612		2,559,242
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.48%, 07/21/28		1,587		1,506,340
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		3,837		3,415,715
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 12/17/26		—	(d)	292
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26		6,675		6,195,020
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 5.07%, 07/17/25		2,130		2,024,831
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 5.32%, 04/15/27		1,790		1,670,312
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.87%, 01/07/28		824		795,857
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 6.37%, 12/01/23		874		714,472
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/24/25		1,321		1,271,109
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.81%, 10/17/26		2,537		2,384,979
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24		3,479		3,309,166
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		2,903		2,753,744
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		951		888,514
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 5.62%, 09/18/26		874		860,531
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 6.88%, 04/21/29		1,817		1,714,450
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.11%, 09/28/23(b)		4,102		3,937,665
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.92%), 5.74%, 01/31/29		768		731,240
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.07%, 01/31/29		1,335		1,289,944
USD Term Loan N, (1 mo. LIBOR + 2.50%), 5.32%, 01/31/28		988		941,552
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFR + 4.50%, 0.50% Floor), 7.26%, 05/11/29(b)		1,015		988,733
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/18/25		2,972		2,829,533

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 5.24%, 01/20/28	USD	2,123	$2,054,095
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		5,045	4,200,582

			56,848,315

Oil, Gas & Consumable Fuels — 1.5%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 12/13/25		914	797,645
Lealand Finance Co. BV(g)
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24		40	24,146
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%, 3.00% PIK), 4.12%, 06/30/25		298	148,546
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		267	261,660
Medallion Midland Acquisition LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 10/18/28		1,929	1,861,756
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 4.32%, 01/31/28		641	638,324
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.21%, 10/05/28		3,131	3,031,893

			6,763,970

Personal Products — 1.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR + 6.00%, 1.00% Floor), 8.94%, 12/22/26		408	386,502
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 07/03/28		212	211,037
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26		6,075	5,638,009

			6,235,548

Pharmaceuticals — 2.7%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.90%, 05/04/25		1,217	1,007,988
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/01/27		1,152	881,828
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.06%, 02/22/28		1,596	1,579,120
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.31%, 08/01/27		1,493	1,417,313
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 11/15/27		1,592	1,508,075
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 05/05/28		2,193	2,116,560
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 10/27/28		702	685,326

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28	USD	1,543	$1,503,831
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27(b)		1,399	1,290,908

			11,990,949

Professional Services — 1.5%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 6.28%, 01/18/29		713	686,840
Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26		2,339	2,257,677
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29		608	569,338
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		1,318	1,233,567
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(b)		2,016	1,890,000

			6,637,422

Real Estate Management & Development — 1.0%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28		2,463	2,232,443
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 08/21/25		2,359	2,250,360

			4,482,803

Road & Rail — 0.4%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 08/06/27		660	622,037
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.56%, 08/04/25(b)		1,185	1,073,447

			1,695,484

Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 4.36%, 12/02/28		628	619,814

Software — 15.4%
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.67%, 09/19/24		734	714,373
Barracuda Networks, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 08/15/29		766	718,669
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		733	704,765
Cloudera, Inc.(b)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		975	819,000
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		2,986	2,612,746
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28		1,015	946,793

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/16/28(b)	USD	1,199	$1,001,144
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		1,031	916,896
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.64%, 02/04/28		285	271,573
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28		2,141	2,081,052
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28		2,134	2,012,235
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 10/27/28		5,134	4,970,188
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.12%, 10/30/28(b)		731	709,385
IPS Corp.(b)
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 10/01/29		1,046	941,400
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/02/28		587	543,967
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28		2,426	2,183,736
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		2,204	2,018,219
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		3,484	3,168,802
Netsmart Technologies, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 10/01/27		1,562	1,488,171
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.92%, 12/18/28(b)		930	883,500
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 12/17/27		2,132	2,015,145
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28		2,810	2,633,050
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29		1,451	1,391,146
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28		6,240	5,836,168
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 9.62%, 04/23/29		2,965	2,855,827
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 05/30/25		675	640,422
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25		2,776	2,689,895
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		4,220	4,050,845
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28		4,816	4,682,117
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29		3,841	3,441,805

Security		Par (000)	Value

Software (continued)
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27	USD	1,402	$1,317,914
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26		4,338	4,117,868
Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 05/04/26		2,870	2,729,812

			68,108,628

Specialty Retail — 5.1%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 5.19%, 11/13/25(b)		436	424,022
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 5.06%, 10/30/26(b)		868	842,389
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.38%, 04/13/28		3,005	2,911,992
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (1 day SONIA + 4.25%), 5.44%, 06/23/25	GBP	1,000	976,981
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.92%, 03/31/26	USD	568	529,469
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(b)		683	657,234
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.25%, 05/04/28		3,002	2,808,761
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 7.37%, 08/31/26		1,706	1,430,136
Midas Intermediate Holdco II LLC, (1 mo. SOFR CME + 8.35%, 0.75% Floor), 11.20%, 06/30/27		1,734	1,560,690
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		5,277	4,981,915
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 8.84%, 12/20/24		984	884,265
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 6.38%, 10/20/28		868	787,979
Reverb Buyer, Inc.
2021 1st Lien Term Loan, 11/01/28(i)		2,517	2,438,466
2021 Delayed Draw Term Loan, 3.50%, 11/01/28		405	384,752
Woof Holdings, Inc.(b)
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.32%, 12/21/27		547	515,241
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.82%, 12/21/28		560	534,800

			22,669,092

Technology Hardware, Storage & Peripherals — 0.2%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 8.12%, 07/23/26		1,015	812,027

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		1,881	1,765,965

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 05/19/28		1,378	1,326,636

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28	USD	1,062	$954,111
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 8.42%, 04/03/28		676	625,467
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		992	909,833

			3,816,047

Wireless Telecommunication Services — 1.1%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 04/30/28		1,096	1,061,559
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. SOFR + 3.86%), 6.61%, 06/02/28		707	662,719
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 04/11/25		3,352	3,255,050

			4,979,328

Total Floating Rate Loan Interests — 136.7% (Cost: $644,448,438)			604,087,026

		Shares

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF		64,300	1,298,217

Total Investment Companies — 0.3% (Cost: $1,406,588)			1,298,217

		Benefical Interest (000)

Other Interests(j)

IT Services(a)(b)(j) — 0.0%
Millennium Corp. Claim	USD	1,508	—
Millennium Lender Claim Trust		1,607	—

Total Other Interests — 0.0% (Cost: $ —)			—

Security	Shares	Value

Warrants

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(a)	999	$10,390

Total Warrants — 0.0% (Cost: $ — )		10,390

Total Investments — 139.2% (Cost: $662,494,441)		615,401,312

Liabilities in Excess of Other Assets — (39.2)%		(173,378,838)

Net Assets — 100.0%		$442,022,474

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $744, representing less than 0.05% of its net assets as of period end, and an original cost of $214,007.

(d)	Rounds to less than 1,000.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	$—	$—	$—	$—	—	$2,604	$—

(a)	As of period end, the entity is no longer held.

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	711,409	EUR	708,000	Bank of Montreal	12/21/22	$13,295
USD	2,008,283	GBP	1,747,000	HSBC Bank PLC	12/21/22	55,378

						$68,673

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.37.V2	5.00%	Quarterly	12/20/26	B-		USD 5,544		$(18,906)	$351,459	$(370,365)

CDX.NA.HY.38.V2	5.00	Quarterly	06/20/27	B		USD 4,544		(94,655)	33,938	(128,593)

								$(113,561)	$385,397	$(498,958)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$55,770	$—	$—	$55,770
Diversified Financial Services	—	—	3,098	3,098
Electrical Equipment	42,855	—	—	42,855
Metals & Mining	—	—	744	744
Semiconductors & Semiconductor Equipment	5,515	—	—	5,515
Software	105	—	—	105
Specialty Retail	—	611,200	—	611,200
Corporate Bonds	—	9,286,392	—	9,286,392
Floating Rate Loan Interests	—	557,463,448	46,623,578	604,087,026

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,298,217	$—	$—	$1,298,217
Other Interests	—	—	—	—
Warrants	10,390	—	—	10,390
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(54,866)	(13,106)	(67,972)

	$1,412,852	$567,306,174	$46,614,314	$615,333,340

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$68,673	$—	$68,673
Liabilities
Credit Contracts	—	(498,958)	—	(498,958)

	$—	$(430,285)	$—	$(430,285)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Assets/Liabilities
Opening balance, as of December 31, 2021	$3,891	$—	(a)	$27,319,074	$—	(a)	$(589)	$27,322,376
Transfers into Level 3(b)	—	—		34,258,508	—		(1,674)	34,256,834
Transfers out of Level 3(c)	—	—		(8,710,689)	—		—	(8,710,689)
Accrued discounts/premiums	—	—		277,242	—		—	277,242
Net realized gain (loss)	—	—		87,356	—		—	87,356
Net change in unrealized appreciation (depreciation)(d)	(49)	—		(4,949,957)	—		(10,843)	(4,960,849)
Purchases	—	—		5,945,947	—		—	5,945,947
Sales	—	—		(7,603,903)	—		—	(7,603,903)

Closing balance, as of September 30, 2022	$3,842	$—	(a)	$46,623,578	$—	(a)	$(13,106)	$46,614,314

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(d)	$(49)	$—		$(4,826,696)	$—		$(10,843)	$(4,837,588)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CME	Chicago Mercantile Exchange

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

Portfolio Abbreviation (continued)

PIK	Payment-in-Kind

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

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